FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MESUREMENTS
NOTE 9:	FAIR VALUE MEASUREMENTS

The following tables present the fair value of money market funds and marketable securities for the years ended December 31, 2017 and 2018:

	December 31,
	2017			2018
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,749	$-	$1,749	$335	$-	$335

Marketable securities:
Corporate debentures	-	58,152	58,152	-	77,538	77,538
U.S. Agencies debentures	-	3,280	3,280	-	6,671	6,671

Total assets measured at fair value	$1,749	$61,432	$63,181	$335	$84,209	$84,544